Award Timing Disclosure	12 Months Ended
Dec. 31, 2025
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure	Our Compensation Committee does not coordinate the timing of equity grants with the release of material non-
public information. Our Compensation Committee generally grants equity awards for executive officers on an annual basis in the first quarter of the year based upon a pre-determined schedule set well in advance and for new hires on an ad hoc basis around the hire date. For the Integration Awards, our Compensation Committee approved such grants prior to closing to be made on the 7th day (or first business day thereafter) following the close of the acquisition of Mr. Cooper to provide for flexibility as to the actual closing date, and consequently, the Integration Awards were granted on October 8, 2025, the seventh day after the closing date of
October 1, 2025. Our Compensation Committee does not otherwise grant equity awards in anticipation of the release of material non-public information, and it does not otherwise time the release of material non-public information based on equity award grant dates.

Award Timing Method	Our Compensation Committee generally grants equity awards for executive officers on an annual basis in the first quarter of the year based upon a pre-determined schedule set well in advance and for new hires on an ad hoc basis around the hire date.
Award Timing Predetermined	true
Award Timing MNPI Considered	true
Award Timing, How MNPI Considered	Our Compensation Committee does not otherwise grant equity awards in anticipation of the release of material non-public information, and it does not otherwise time the release of material non-public information based on equity award grant dates.

MNPI Disclosure Timed for Compensation Value	false